Related Party Transactions (Details) - Schedule of Accounts Receivable – Related Parties - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable to Related Parties [Line Items]
Total		$ 29,311
Nanjing Culture Exchange Art Property Exchange Co., Ltd. (“Nanjing Culture”) [Member]
Schedule of Accounts Receivable to Related Parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 10.7% shares of the Company
Nature	Receivable from technological service fee revenue
Total		16,345
Jinling Cultural Property Exchange Co., Ltd.(“Jinling Cultural”) [Member]
Schedule of Accounts Receivable to Related Parties [Line Items]
Relationship	It is owned by Huajun Gao and Aimin Kong, each a 10.7% beneficial shareholder of the Company
Nature	Receivable from technological service fee revenue
Total		$ 12,966